Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	34,931	31,885	24,871
Discontinued operation
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits		1,196	4,783
Minimum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	10.00%
Maximum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	22.00%